Document And Entity Information	9 Months Ended
Jul. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001892500
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41557
Entity Registrant Name	Clearmind Medicine Inc.
Amendment Flag	false
Document Period End Date	Jul. 31, 2026
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--10-31